Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues, net	$ 72,731,706	$ 59,350,721	$ 42,661,732
Revenues - related party			11,407
Total revenues	72,731,706	59,350,721	42,673,139
Cost of revenues	53,098,552	46,891,617	35,188,331
Gross profit	19,633,154	12,459,104	7,484,808
Operating expenses:
Selling, general and administrative expenses	11,082,106	7,259,279	5,779,600
Total operating expenses	11,082,106	7,259,279	5,779,600
Income from operations	8,551,048	5,199,825	1,705,208
Other income (expenses):
Interest expense	(50,383)	(278,363)	(552,894)
Government grants	801,125	1,027,581	1,439,186
Other income	479,387	225,306	64,873
Other expense	(55,003)	(124,273)	(238,413)
Total other income	1,175,126	850,051	712,752
Income before provision for income taxes	9,726,174	6,049,876	2,417,960
Income tax provision	1,448,923	1,275,633	635,859
Net income	8,277,251	4,774,243	1,782,101
Comprehensive income
Net income	8,277,251	4,774,243	1,782,101
Other comprehensive income (loss)
Foreign currency translation adjustment	(1,537,534)	(684,590)	27,280
Total comprehensive income	$ 6,739,717	$ 4,089,653	$ 1,809,381
Earnings per common share
Basic	$ 0.45	$ 0.30	$ 0.11
Diluted	$ 0.45	$ 0.30	$ 0.11
Weighted average common shares outstanding
Basic	18,329,600	16,015,079	15,586,865
Diluted	18,329,600	16,015,079	15,586,865